Prepayments and Other Assets, Net (Details) - Schedule of Allowance for Doubtful Rental and Other Deposits - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Allowance For Doubtful Rental And Other Deposits Abstract
Balance at the beginning of the year	¥ 3,984	¥ 12,395
Written-offs	(25)	(8,411)
Balance at the end of the year	¥ 3,959	¥ 3,984